Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (45)	£ (5)	£ (11)
Goodwill	2,139	2,111
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(40)
Deferred payments for prior year acquisitions and other items	(5)	(5)	(11)
Net cash outflow	(45)	£ (5)	£ (11)
Intangible assets	23
Net assets acquired at fair value	22
Goodwill	18
Trade And Other Receivables	1
Trade And Other Liabilities	(2)
Total	40
Cash transferred	40
Total consideration	£ 40